Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests
Equity - at Dec. 31, 2012	$ 18,984	$ 18,860	$ 50,110	$ 117,641	$ (123,131)	$ (25,759)	$ 124
Net income plus other comprehensive income/(loss)
Net income	16,483	16,483		16,483
Other comprehensive income/(loss)	4,157	4,157				4,157
Total comprehensive income	20,641	20,641
Cash dividends paid - common stock	(4,058)	(4,058)		(4,058)
Common stock issued under employee plans (Shares - 6,013,875, 7,687,026 and 9,961,389 for 2015, 2014 and 2013, respectively)	1,216	1,216	1,216
Purchases (Shares - 1,625,820, 1,313,569 and 1,666,069) and sales (Shares - 1,155,558, 1,264,232 and 1,849,883) of treasury stock under employee plans - net, for 2015, 2014 and 2013, respectively	(142)	(142)		(25)	(117)
Other treasury shares purchased, not retired (Shares - 30,338,647, 71,504,867 and 73,121,942 for 2015, 2014 and 2013, respectively)	(13,993)	(13,993)			(13,993)
Changes in other equity	268	268	268
Changes in noncontrolling interests	13						13
Equity - at Dec. 31, 2013	22,929	22,792	51,594	130,042	(137,242)	(21,602)	137
Net income plus other comprehensive income/(loss)
Net income	12,022	12,022		12,022
Other comprehensive income/(loss)	(6,274)	(6,274)				(6,274)
Total comprehensive income	5,748	5,748
Cash dividends paid - common stock	(4,265)	(4,265)		(4,265)
Common stock issued under employee plans (Shares - 6,013,875, 7,687,026 and 9,961,389 for 2015, 2014 and 2013, respectively)	977	977	977
Purchases (Shares - 1,625,820, 1,313,569 and 1,666,069) and sales (Shares - 1,155,558, 1,264,232 and 1,849,883) of treasury stock under employee plans - net, for 2015, 2014 and 2013, respectively	(85)	(85)		(6)	(79)
Other treasury shares purchased, not retired (Shares - 30,338,647, 71,504,867 and 73,121,942 for 2015, 2014 and 2013, respectively)	(13,395)	(13,395)			(13,395)
Changes in other equity	95	95	95
Changes in noncontrolling interests	8						8
Equity - at Dec. 31, 2014	12,014	11,868	52,666	137,793	(150,715)	(27,875)	146
Net income plus other comprehensive income/(loss)
Net income	13,190	13,190		13,190
Other comprehensive income/(loss)	(1,731)	(1,731)				(1,731)
Total comprehensive income	11,459	11,459
Cash dividends paid - common stock	(4,897)	(4,897)		(4,897)
Common stock issued under employee plans (Shares - 6,013,875, 7,687,026 and 9,961,389 for 2015, 2014 and 2013, respectively)	606	606	606
Purchases (Shares - 1,625,820, 1,313,569 and 1,666,069) and sales (Shares - 1,155,558, 1,264,232 and 1,849,883) of treasury stock under employee plans - net, for 2015, 2014 and 2013, respectively	(63)	(63)		39	(102)
Other treasury shares purchased, not retired (Shares - 30,338,647, 71,504,867 and 73,121,942 for 2015, 2014 and 2013, respectively)	(4,701)	(4,701)			(4,701)
Changes in other equity	(10)	(10)	(10)
Changes in noncontrolling interests	16						16
Equity - at Dec. 31, 2015	$ 14,424	$ 14,262	$ 53,262	$ 146,124	$ (155,518)	$ (29,607)	$ 162